Income Taxes (Reconiliation of Income tax provision) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income before provision for income taxes	$ 771	$ 816
Statutory income tax rate	31.00%	31.00%
Income taxes, at statutory income tax rates	$ 239	$ 253
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(66)	(59)
Foreign tax rate variance	(49)	(55)
Amortization of deferred income tax regulatory liabilities	(36)	(37)
Florida state tax apportionment adjustment	0	(23)
Tax effect of equity earnings	(15)	(15)
GBPC impairment charge	11	0
Investment tax credits	(9)	(4)
Change in treatment of NMGC net operating loss carryforwards	(7)	0
Change in prior year unrecognized tax benefits at NSPI	0	7
Other	(7)	2
Income tax expense (recovery)	$ 61	$ 69
Effective income tax rate	8.00%	8.00%